Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Capitalized costs amortized estimated useful lives	3 and 5 years
Minimum presumed income tax, description	The MPIT provision is calculated on an individual entity basis at the statutory asset tax rate of 1% and is based upon the taxable assets of each company as of the end of the year, as defined by Argentine law. Any excess of the MPIT over the income tax may be carried forward and recognized as a tax credit against future income taxes payable over a 10-year period.
Percentage of devaluation currency rate	66.00%	47.00%	74.00%
Voting rights, percentage	50.00%
Equity attributable to non-controlling interest, percentage	20.00%
Estimated useful lives	5 years
Lessees, description	(i) a base monthly rent (the “Base Rent”) and (ii) a specific percentage of gross monthly sales recorded by the Lessee (the “Contingent Rent”), which generally ranges between 2% and 12% of the lessees’ gross sales.
Associates [Member]
Statement [Line Items]
Equity attributable to non-controlling interest, percentage	20.00%
Equity earnings joint ventures, percentage	20.00%
Joint arrengements [Member]
Statement [Line Items]
Equity attributable to non-controlling interest, percentage	20.00%
Equity earnings joint ventures, percentage	20.00%
Minimum [Member]
Statement [Line Items]
Voting rights, percentage	20.00%
Maximum [Member]
Statement [Line Items]
Voting rights, percentage	50.00%